Related party disclosures (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Related party disclosures [Line Items]
Tax ID	Total	Foreign
Current receivables due from related parties	$ 61,227	$ 42,790	$ 61,227
Ajay Europe SARL [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Nature	Associate	Associate
Country of origin	France	France
Current receivables due from related parties	$ 3,712	$ 3,756
Ajay North America LLC. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Associate
Country of origin	United States of America
Current receivables due from related parties	$ 2,290	$ 2,080
Abu Dhabi Fertilizer Industries WWL [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Nature	Associate	Associate
Country of origin	Arab Emirates	United Arab Emirates
Current receivables due from related parties	$ 803	$ 857
Soc.de Inversiones Pampa Calichera [Member]
Related party disclosures [Line Items]
Tax ID	96.511.530-7
Nature	Other related parties
Country of origin	Chile
Current receivables due from related parties	$ 6	$ 6
SQM Vitas Brazil Agroindustria [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Nature	Other related parties	Other related parties
Country of origin	Brazil	Brazil
Current receivables due from related parties	$ 27,275	$ 15,818
SQM Vitas Peru S.A.C. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Nature	Other related parties	Other related parties
Country of origin	Peru	Peru
Current receivables due from related parties	$ 23,475	$ 12,767
Coromandel SQM India [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Nature	Joint venture	Joint venture
Country of origin	India	India
Current receivables due from related parties	$ 1,792	$ 2,025
SQM Vitas Fzco. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Nature	Joint venture	Joint venture
Country of origin	Arab Emirates	United Arab Emirates dirham
Current receivables due from related parties	$ 234	$ 105
SQM Star Qingdao Corp Nutrition Co., Ltd. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Nature	Joint venture	Joint venture
Country of origin	China	China
Current receivables due from related parties	$ 0	$ 248
Plantacote N.V [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Nature	Other related parties	Other related parties
Country of origin	Belgium	Belgium
Current receivables due from related parties	$ 657	$ 312
Terra Tarsa Ukraine LLC [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Nature	Other related parties	Other related parties
Country of origin	Ukraine	Ukraine
Current receivables due from related parties	$ 7	$ 0
Terra Tarsa Don LLC [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Nature	Other related parties	Other related parties
Country of origin	Russian Federation	Russian Federation
Current receivables due from related parties	$ 13	$ 41
SQM Eastmed Turkey [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Nature	Associate	Associate
Country of origin	Turkey	Turkey
Current receivables due from related parties	$ 47	$ 30
Pavoni And C Spa [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Joint venture
Country of origin	Italy
Current receivables due from related parties	$ 1,028	$ 12
Arpa Speciali SRL [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Nature	Other related parties	Other related parties
Country of origin	Italy	Italy
Current receivables due from related parties	$ 134	$ 0
Doktor Tarsa Tarim Sanayi AS [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Nature	Associate	Associate
Country of origin	Turkey	Turkey
Current receivables due from related parties	$ 110	$ 6,497
Allowance [Member]
Related party disclosures [Line Items]
Current receivables due from related parties	$ 356	$ 1,764